Long-term Debt - Total Debt (Table) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Total long-term debt	$ 347,575		$ 379,662
Total long-term debt	6,000	$ 0
Less: Deferred loan and financing arrangements issuance costs	4,452		5,338
Less: Loan associated with vessels held for sale	46,740		0
Total long-term debt, net	296,383		374,324
Less: Current portion of long-term debt	33,085		37,210
Add: Current portion of deferred loan and financing arrangements issuance costs	1,201		1,400
Long-term debt, net	264,499		338,514
(i) Issued in September 2017 maturing in October 2023 (the "2017 credit facility") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 114,186		122,324
Margin	3.25%
(ii) Issued in January 2020 maturing in January 2025 (the "2020 credit facility") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 34,200		35,920
Margin	2.55%
(iii) Issued in January 2020 maturing in January 2025 (the "2020 CMBFL financing arrangement") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 34,500		36,100
Margin	2.55%
(iv) Issued in January 2020 maturing in January 2025 (the "2020 CMBFL financing arrangement") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 34,500		36,100
Margin	2.55%
(v) Issued in May 2020 maturing in May 2027 (the "ICBCFL financing arrangement") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 47,492		49,324
Margin	2.60%
(vi) Issued in May 2020 fully repaid in May 2021 (the "ICBCFL financing arrangement") [Member]
Debt Instrument [Line Items]
Total long-term debt			$ 50,570
Margin			2.60%
(vii) Issued in May 2020 maturing in May 2027 (the "ICBCFL financing arrangement") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 47,492		$ 49,324
Margin	2.60%
(viii) Issued in January 2021 maturing in February 2026 (the "2021 CMBFL financing arrangement") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 9,735
Margin	2.85%
(ix) Issued in January 2021 maturing in February 2026 (the "2021 CMBFL financing arrangement") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 9,735
Margin	2.85%
(x)Issued in January 2021 maturing in February 2026 (the "2021 CMBFL financing arrangement") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 9,735
Margin	2.85%
(xi) Issued in January 2021 maturing in February 2026 Seller’s Credit [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 6,000
Margin	5.00%